Loans and Allowance for Loan Losses - Loans modified as troubled debt restructurings (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	8	2
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications		3
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	13	10
Troubled debt restructurings, recorded investment	$ 766,705	$ 379,642
Loans Receivable | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	8	2
Troubled debt restructurings, recorded investment	522,819	70,739
Loans Receivable | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications
Troubled debt restructurings, recorded investment
Loans Receivable | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	3
Troubled debt restructurings, recorded investment	175,649
Loans Receivable | Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications
Troubled debt restructurings, recorded investment
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	1	2
Troubled debt restructurings, recorded investment	40,644	266,968
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications		3
Troubled debt restructurings, recorded investment		21,422
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	1	3
Troubled debt restructurings, recorded investment	$ 27,593	$ 20,513